CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Research and development	$ 688,041		$ 1,009,026	$ 25,000	$ 329,966	$ 311,302
General and administrative	1,082,846	$ 1,080,190	2,276,928	2,306,551	4,362,557	3,547,927
Total operating expenses	1,770,887	1,080,190	3,285,954	2,331,551	4,692,523	3,859,229
Operating loss	(1,770,887)	(1,080,190)	(3,285,954)	(2,331,551)	(4,692,523)	(3,859,229)
Other expense (income)
Change in fair value of derivative liabilities	(17,971,742)	1,580,242	(5,151,124)	602,749	6,503,174	(767,198)
Fair value of derivative liabilities in excess of proceeds			322,644	7,174,634	7,174,634
Financing transaction costs				137,191	137,191
Loss on extinguishment of secured convertible promissory note - related party				590,392	590,392
Interest expense	293,965	0	410,028	37,708	94,763	667
Interest income		(74)		(74)	(84,000)
Total other expense (income)	(17,677,777)	1,580,168	(4,418,452)	8,542,600
Income (loss) before income taxes	15,906,890	(2,660,358)	1,132,498	(10,874,151)	(19,192,594)	(3,092,698)
Provision for income taxes	1,600	1,642	1,600	1,642	1,642	1,600
Net income (loss) and comprehensive income (loss)	$ 15,905,290	$ (2,662,000)	$ 1,130,898	$ (10,875,793)	$ (19,194,236)	$ (3,094,298)
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ 0.12	$ (0.02)	$ 0.01	$ (0.10)
Diluted (in dollars per share)	$ 0.08	$ (0.02)	$ 0.01	$ (0.10)
Basic and diluted net loss per common share (in dollars per share)					$ (0.16)	$ (0.11)
Weighted average shares of common stock outstanding used to compute earnings per share:
Basic (in shares)	132,923,037	130,668,887	132,826,677	109,767,054
Diluted (in shares)	189,094,958	130,668,887	172,058,053	109,767,054
Weighted average shares of common stock outstanding: basic and diluted (in shares)					121,154,334	27,906,090